Related Party Transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Management Fee - Related and Other

a.
Teekay, and its wholly-owned subsidiary and the Company's manager, Teekay Tankers Management Services Ltd. (or the Manager), provide commercial, technical, strategic and administrative services to the Company pursuant to a long-term management agreement (the Management Agreement). In addition, the Manager has subcontracted with TTOL and its affiliates to provide certain commercial and technical services to the Company, except for certain vessels acquired in the merger with TIL, which are technically managed by a third-party. Certain of the Company’s vessels participate in RSAs managed by TTOL (or the Pool Manager). Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
	$	$	$	$
RSA pool management fees and commissions (i)	—	(1,063)	—	(2,799)
Commercial management fees (ii)	—	(480)	—	(1,187)
Vessel operating expenses - technical management fee (iii)	(2,800)	(2,196)	(6,100)	(4,422)
Strategic and administrative service fees (iv)	(8,633)	(4,253)	(17,329)	(6,917)
Secondment fees (v)	(142)	—	(359)	—
LNG service revenues (vi)	31	84	272	168
Technical management fee revenue (vii)	3,171	1,220	6,329	1,220
Service revenues (viii)	254	277	415	277
Entities under Common Control (note 4)
RSA pool management fees and commissions (i)	—	1,063	—	2,799
Commercial management fees (ii)	—	480	—	1,187
Strategic and administrative service fees (iv)	—	(2,891)	—	(7,026)
Technical management fee revenue (vii)	—	2,137	—	4,890
Service revenues (viii)	—	638	—	1,772

(i)
Prior to 2018, the Company’s share of TTOL’s fees for RSAs are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of loss. The Company acquired the remaining 50% interest in TTOL on May 31, 2017 (notes 4 and 6(c)). Subsequent to the acquisition, the Company's share of the TTOL's fees has been eliminated.

(ii)
The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels are not included in the RSAs, which are reflected in voyage expenses on the Company’s consolidated statements of loss. Subsequent to the Company's acquisition of the remaining 50% interest in TTOL, the Company's share of the Manager's commercial management fees has been eliminated.

(iii)	The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company's consolidated statements of loss.

(iv)
The Manager's strategic and administrative service fees have been presented in general and administrative expenses on the Company's consolidated statements of loss. The Company's executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company's long-term incentive plan described in note 12) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company's management matters through the strategic portion of the management fee.

(v)
The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses on the Company's consolidated statements of loss.

(vi)
The Company's ship-to-ship transfer business has an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by TGP (which is controlled by Teekay), for the Bahrain LNG Import Terminal (or the Terminal). The Terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly-owned by TGP, has a 30% interest. The Company's ship-to-ship transfer business also has a services agreement with Teekay Shipping Ltd., an entity wholly-owned by Teekay, to provide certain LNG services.

(vii)
The Company receives reimbursements from Teekay who subcontracts technical management services from the Manager. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of loss.

(viii)
The Company recorded revenue relating to TTOL's administration of certain RSAs and provision of certain commercial services to participants in the arrangements. The Company also recorded revenues of $0.6 million and $1.8 million for the three and six months ended June 30, 2017, respectively, associated with the Entities under Common Control.

b.
The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented on the Company’s consolidated balance sheets in "due from affiliates" or "due to affiliates," as applicable, are without interest or stated terms of repayment. The amounts owing from the RSAs for monthly distributions are reflected in the consolidated balance sheets as pool receivable from affiliates, are without interest and are repayable upon the terms contained within the applicable pool agreement. The Company had advanced $48.0 million and $45.1 million as at June 30, 2018 and December 31, 2017, respectively, to the RSAs for working capital purposes. These amounts, which are reflected in the consolidated balance sheets in due from affiliates, are without interest and are repayable when applicable vessels leave the RSAs.

c.
Pursuant to a service agreement with the Teekay Aframax RSA, from time to time, the Company may hire vessels to perform full service lightering services. In the three and six months ended June 30, 2018, the Company recognized $7.4 million and $15.8 million (June 30, 2017 - $2.4 million and $7.4 million), respectively, related to vessels which were chartered-in from the RSA to assist with full service lightering operations. These amounts have been presented in voyage expenses on the Company's consolidated statements of loss.